INVESTMENT IN SHARES OF SVYAZINVEST (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2010 USD ($)	Sep. 30, 2010 RUB	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	Nov. 30, 2009 Sky Link Sistema	Dec. 31, 2011 Svyazinvest district operator	Dec. 31, 2006 Svyazinvest USD ($)	Nov. 30, 2009 Svyazinvest MGTS Sistema
Investment in shares of Svyazinvest
Percentage of stake acquired							25.00%
Share acquired in addition to percentage ownership acquired							1
Total consideration							$ 1,390,000,000
Cash consideration							1,300,000,000
Fair value of the call and put option							90,000,000
Number of publicly traded incumbent fixed-line operators in which Svyazinvest holds controlling stakes						7
Number of Federal districts of Russia in which investees of Svyazinvest are based						7
Percentage ownership of SkyLink transferred from Sistema					100.00%
Percentage of disposal of MGTS' common stock owned by Svyazinvest to Sistema								28.00%
Fair value of the investment, which includes significant unobservable inputs (Level 3 of the hierarchy established by the U.S. GAAP guidance)			859,700,000	26,000,000,000
Carrying value of the investment			1,205,500,000	36,500,000,000
Impairment loss on investment			349,400,000	10,500,000,000
Proceeds from the sale of Svyazinvest stake		26,000,000,000
Repayment of the outstanding debt to Sberbank		26,000,000,000
Consultancy fees incurred to complete the sale	$ 9,600,000	291,200,000